Provision for Environmental Rehabilitation	12 Months Ended
Dec. 31, 2011
Accrual for Environmental Loss Contingencies Disclosure [Abstract]
Environmental Loss Contingency Disclosure [Text Block]
19.	PROVISION FOR ENVIRONMENTAL REHABILITATION

		2011	2010
		$	$

	Accrued environmental rehabilitation costs	653	530

Long-term environmental obligations comprising decommissioning and restoration are based on the Company's environmental management plans, in compliance with the current environmental and regulatory requirements.

While the ultimate amount of rehabilitation is uncertain, the Company has estimated that the total cost for mine rehabilitation and closure, on an undiscounted basis, will be $2,542 million which includes a total estimated liability of $57 million in respect of equity accounted joint ventures. AngloGold Ashanti USA has posted reclamation bonds with various federal and governmental agencies to cover environmental rehabilitation obligations. See Note 20.

The Company intends to finance the ultimate rehabilitation costs from the monies invested with the rehabilitation trust fund, the environmental protection bond as well as the proceeds on sale of assets and gold from plant clean-up at the time of mine closure.